Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision were as follows:

(millions)	2014	2013	2012
Current tax provision	$594.4	$460.2	$424.8
Deferred tax expense (benefit)	32.0	94.4	(9.4)
Total income tax provision	$626.4	$554.6	$415.4

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2014		2013		2012
Income before income taxes	$1,907.4		$1,720.0		$1,317.7
Tax at statutory rate	$667.6	35%	$602.0	35%	$461.2	35%
Tax effect of:
Dividends received deduction	(18.3)	(1)	(17.6)	(1)	(18.2)	(1)
Exempt interest income	(13.8)	(1)	(13.1)	(1)	(14.7)	(1)
Tax-deductible dividends	(6.5)	0	(13.6)	(1)	(11.9)	(1)
Tax credits	(2.2)	0	(2.3)	0	0	0
Other items, net	(0.4)	0	(0.8)	0	(1.0)	0
Total income tax provision	$626.4	33%	$554.6	32%	$415.4	32%

Components of Net Deferred Tax Assets
At December 31, 2014 and 2013, the components of the net deferred tax asset (liability) were as follows:

(millions)	2014	2013
Deferred tax assets:
Unearned premiums reserve	$378.8	$361.0
Investment basis differences	60.6	94.8
Non-deductible accruals	208.0	200.7
Loss and loss adjustment expense reserves	76.9	92.0
Other	7.5	14.7
Deferred tax liabilities:
Net unrealized gains on securities	(550.3)	(509.9)
Hedges on forecasted transactions	(0.8)	(2.2)
Deferred acquisition costs	(160.0)	(156.7)
Property and equipment	(100.9)	(99.6)
Prepaid expenses	(11.4)	(14.4)
Deferred gain on extinguishment of debt	(3.0)	(4.8)
Other	(4.3)	(4.0)
Net deferred tax liability	$(98.9)	$(28.4)